CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($)	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015	Feb. 28, 2014
Income tax expenses from reclassification items securities, tax effects	$ 0	$ 0	$ 13,239
Accumulated Net Investment Gain (Loss) Attributable to Parent [Member]
Accumulated other comprehensive income reclassifications for unrealized gains on available-for-sale securities	$ 0	$ 0	$ 39,719